Fair Value Measurements - Schedule of Fair Value and NAV (Details) - EBP 001 - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	$ 15,531,676	$ 13,259,686
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	1,400,301	1,265,702
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	14,131,375	11,993,984
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	14,131,375	11,993,984
Collective trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Collective trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Collective trusts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Collective trusts | NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	14,131,375	11,993,984
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	36,444	43,948
Registered investment companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	36,444	43,948
Registered investment companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Registered investment companies | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Registered investment companies | NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	385,076	441,914
Medtronic plc Stock Fund and Medtronic ESOP Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	385,076	441,914
Medtronic plc Stock Fund and Medtronic ESOP Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Medtronic plc Stock Fund and Medtronic ESOP Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Medtronic plc Stock Fund and Medtronic ESOP Fund | NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	978,781	779,840
Self-directed brokerage account | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	978,781	779,840
Self-directed brokerage account | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Self-directed brokerage account | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Self-directed brokerage account | NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	$ 0	$ 0